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                                                            LOGO: ZURICH KEMPER

ZURICH PREFERRED
VARIABLE ANNUITY

ANNUAL REPORT
         2000


Includes annual reports for:

* Kemper Variable Series           * Fidelity Variable Insurance Products
                                     Fund II

* Scudder Variable Life            * American Century Variable Portfolios, Inc.
  Investment Fund

* The Alger American Fund          * J.P. Morgan Series Trust II

* Janus Aspen Series               * Warburg Pincus Trust

* Fidelity Variable Insurance      * The Dreyfus Socially Responsible Growth
  Products Fund                      Fund, Inc.

     A Variable Annuity issued by Kemper Investors Life Insurance Company
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LOGO: ZURICH KEMPER


            Zurich Preferred is a variable annuity underwritten by
               Kemper Investors Life Insurance Company, a Zurich
                  Kemper Life company, Long Grove, IL, policy
                        form Series L-8614 and L-8589.
         Securities distributed by Investors Brokerage Services, Inc.


LOGO: ZURICH KEMPER
1 Kemper Drive
Long Grove, IL 60049-0001



ZPREF-AN (02/01)